Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (8,846)	$ (7,716)
Other comprehensive income (loss) before reclassifications		(811)
Other comprehensive income before reclassifications	1,852
Amounts reclassified from accumulated other comprehensive loss	292	33
Other comprehensive income (loss)		(778)
Other comprehensive income	2,143
Ending balance	(6,703)	(8,494)
Net Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,673)	(10)
Other comprehensive income (loss) before reclassifications		856
Other comprehensive income before reclassifications	1,710
Amounts reclassified from accumulated other comprehensive loss	291	33
Other comprehensive income (loss)		889
Other comprehensive income	2,001
Ending balance	328	879
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(7,173)	(7,706)
Other comprehensive income (loss) before reclassifications		(1,667)
Other comprehensive income before reclassifications	142
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)		(1,667)
Other comprehensive income	142
Ending balance	$ (7,031)	$ (9,373)